UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2016

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited)

Shares		Value*
COMMON STOCK—67.4%
	Aerospace & Defense—1.1%
46,700	Boeing Co.	$6,693,978

	Auto Components—1.3%
159,800	Johnson Controls, Inc.	8,050,724

	Automobiles—1.5%
547,300	Ford Motor Co.	8,647,340
19,298	General Motors Co.	676,588
		9,323,928
	Banks—1.8%
111,731	Citigroup, Inc.	5,957,497
101,000	Wells Fargo & Co.	5,565,100
		11,522,597
	Beverages—2.6%
205,700	Coca-Cola Co.	8,343,192
85,700	PepsiCo, Inc.	8,151,784
		16,494,976
	Biotechnology—3.6%
52,700	Amgen, Inc.	8,321,857
9,700	Biogen, Inc. (a)(b)	3,627,121
103,600	Gilead Sciences, Inc. (b)	10,412,836
		22,361,814
	Chemicals—1.0%
56,400	Monsanto Co.	6,427,344

	Communications Equipment—1.6%
13,000	Harris Corp.	1,043,120
128,100	Qualcomm, Inc.	8,710,800
		9,753,920
	Computers & Peripherals—3.7%
110,600	Apple, Inc. (a)	13,841,590
341,500	EMC Corp.	9,189,765
		23,031,355
	Construction & Engineering—0.1%
15,200	Fluor Corp.	914,128

	Diversified Telecommunications Services—1.7%
34,074	Level 3 Communications, Inc. (b)	1,906,099
170,800	Verizon Communications, Inc.	8,615,152
		10,521,251
	Electric Utilities—0.7%
13,855	Entergy Corp.	1,069,329
97,185	Exelon Corp.	3,306,234
		4,375,563
	Electronic Equipment, Instruments & Components—1.3%
142,400	Amphenol Corp., Class A	7,884,688

	Energy Equipment & Services—3.1%
103,271	Baker Hughes, Inc.	7,069,933
78,600	Diamond Offshore Drilling, Inc.	2,630,742
53,600	National Oilwell Varco, Inc.	2,916,376
72,000	Schlumberger Ltd.	6,811,920
		19,428,971

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

Shares		Value*
	Food & Staples Retailing—3.5%
54,100	Costco Wholesale Corp.	$7,739,005
116,900	Kroger Co.	8,055,579
74,100	Walgreens Boots Alliance, Inc.	6,145,113
		21,939,697
	Health Care Equipment & Supplies—1.4%
126,700	Baxter International, Inc.	8,709,358

	Health Care Providers & Services—1.7%
46,400	McKesson Corp.	10,365,760

	Hotels, Restaurants & Leisure—2.7%
88,100	McDonald’s Corp.	8,506,055
167,200	Starbucks Corp. (a)	8,289,776
		16,795,831
	Household Products—1.0%
83,000	Procter & Gamble Co.	6,599,330

	Industrial Conglomerates—2.2%
37,100	3M Co.	5,802,069
291,285	General Electric Co. (a)	7,887,998
		13,690,067
	Insurance—1.4%
21,129	American International Group, Inc.	1,189,352
46,000	Genworth Financial, Inc., Class A (b)	404,340
79,500	Prudential Financial, Inc.	6,487,200
19,230	XL Group PLC, Class A	713,048
		8,793,940
	Internet & Catalog Retail—1.4%
20,200	Amazon.com, Inc. (a)(b)	8,519,956

	Internet Software & Services—2.9%
26,800	Alibaba Group Holding Ltd., ADR (b)	2,178,572
56,700	Facebook, Inc., Class A (a)(b)	4,466,259
	Google, Inc. (a)(b),
10,800	Class A	5,926,716
10,829	Class C	5,818,855
		18,390,402
	IT Services—2.4%
42,400	International Business Machines Corp.	7,262,696
120,000	Visa, Inc., Class A	7,926,000
		15,188,696
	Machinery—3.4%
170,200	AGCO Corp.	8,767,002
94,500	Deere & Co.	8,554,140
96,200	Joy Global, Inc.	4,101,968
		21,423,110
	Media—2.4%
115,100	Comcast Corp., Class A	6,648,176
80,500	The Walt Disney Co. (a)	8,751,960
		15,400,136
	Metals & Mining—0.6%
155,800	Freeport-McMoRan Copper & Gold, Inc.	3,625,466

	Multiline Retail—1.4%
115,600	Target Corp.	9,112,748

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

Shares		Value*
	Oil, Gas & Consumable Fuels—2.5%
29,155	Apache Corp.	$1,994,202
83,400	Occidental Petroleum Corp.	6,680,340
19,400	Peabody Energy Corp.	91,762
127,700	Valero Energy Corp. (a)	7,266,130
		16,032,434
	Pharmaceuticals—3.0%
103,800	AbbVie, Inc.	6,711,708
161,900	Bristol-Myers Squibb Co.	10,317,887
26,846	Teva Pharmaceutical Industries Ltd., ADR	1,622,035
		18,651,630
	Road & Rail—0.9%
51,300	Union Pacific Corp.	5,449,599

	Semiconductors & Semiconductor Equipment—3.0%
289,300	Intel Corp.	9,416,715
176,200	Texas Instruments, Inc. (a)	9,551,802
		18,968,517
	Software—3.3%
222,900	Microsoft Corp.	10,841,856
230,000	Oracle Corp.	10,032,600
		20,874,456
	Specialty Retail—1.2%
73,400	Home Depot, Inc.	7,852,332

	Total Common Stock (cost-$477,763,541)	423,168,702

CONVERTIBLE PREFERRED STOCK—23.3%
	Aerospace & Defense—0.8%
88,250	United Technologies Corp., 7.50%, 8/1/15	5,190,865

	Automobiles—0.9%
169,000	The Goldman Sachs Group, Inc., 8.00%, 12/17/15 (General Motors) (d)	5,597,111

	Banks—2.4%
3,050	Huntington Bancshares, Inc., 8.50% (c)	4,148,762
337,500	JPMorgan Chase & Co., 8.00%, 9/18/15 (Bank of America) (d)	5,072,625
5,000	Wells Fargo & Co., 7.50%, Ser. L (c)	6,093,750
		15,315,137
	Diversified Financial Services—0.9%
4,825	Bank of America Corp., 7.25%, Ser. L (c)	5,592,175

	Electric Utilities—0.8%
105,000	Exelon Corp., 6.50%, 6/1/17	5,173,350

	Electronic Equipment, Instruments & Components—0.8%
215,000	Bank of America Corp., 8.00%, 2/17/16 (Corning, Inc.) (d)	4,689,150

	Food Products—2.6%
48,800	Bunge Ltd., 4.875% (c)	5,262,592
20,000	Post Holdings, Inc., 2.50% (c)(e)(f)	1,873,750
86,500	Tyson Foods, Inc., 4.75%, 7/15/17	4,254,935
111,900	Wells Fargo & Co., 8.00%, 8/28/15 (Archer-Daniels-Midland Co.) (d)	5,172,018
		16,563,295
	Health Care Equipment & Supplies—0.6%
51,500	Credit Suisse AG, 8.00%, 6/23/15 (Medtronic, Inc.) (d)	3,454,105

	Health Care Providers & Services—1.7%
71,100	JPMorgan Chase & Co., 8.00%, 5/5/16 (HCA Holdings, Inc.) (d)	5,247,891
42,410	The Goldman Sachs Group, Inc., 8.00%, 3/31/16 (Laboratory Corp. of America Holdings) (d)	5,147,259
		10,395,150
	Internet Software & Services—0.7%
103,435	Barclays Bank PLC, 8.00%, 10/28/15 (Twitter, Inc.) (d)	4,337,030

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

Shares		Value*
	Machinery—1.1%
	Stanley Black & Decker, Inc.,
25,400	4.75%, 11/17/15	$3,513,836
29,415	6.25%, 11/17/16	3,437,437
		6,951,273
	Metals & Mining—0.6%
178,300	ArcelorMittal, 6.00%, 1/15/16	3,064,531
161,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	948,693
		4,013,224
	Multiline Retail—0.9%
95,000	The Goldman Sachs Group, Inc., 8.00%, 1/14/16 (Macy’s, Inc.) (d)	5,997,920

	Multi-Utilities—0.5%
58,650	AES Trust III, 6.75%, 10/15/29	2,985,871

	Oil, Gas & Consumable Fuels—0.5%
25,000	ATP Oil & Gas Corp., 8.00% (b)(c)(e)(f)(g)	12
34,050	Chesapeake Energy Corp., 5.00% (c)	3,038,963
		3,038,975
	Pharmaceuticals—0.7%
4,350	Actavis PLC, 5.50%, 3/1/18	4,352,871

	Real Estate Investment Trust—2.9%
131,200	Alexandria Real Estate Equities, Inc., 7.00% (c)	3,823,247
16,635	American Tower Corp., 5.50%, 2/15/18	1,706,751
98,900	FelCor Lodging Trust, Inc., 1.95%, Ser. A (c)	2,524,917
75,000	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (c)	4,811,715
103,455	Weyerhaeuser Co., 6.375%, 7/1/16	5,573,638
		18,440,268
	Semiconductors & Semiconductor Equipment—1.5%
68,000	Barclays Bank PLC, 8.00%, 11/9/15 (Lam Research Corp.) (d)	4,883,760
173,000	Wells Fargo & Co., 8.00%, 6/18/15 (Micron Technology, Inc.) (d)	4,478,970
		9,362,730
	Specialty Retail—1.1%
5,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (e)(f)	6,748,750

	Technology Hardware, Storage & Peripherals—1.1%
9,325	Bank of America Corp., 8.00%, 5/12/15 (Apple, Inc.) (d)	6,917,471

	Wireless Telecommunication Services—0.2%
17,500	T-Mobile US, Inc., 5.50%, 12/15/17	1,091,125

	Total Convertible Preferred Stock (cost-$157,810,148)	146,207,846

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—5.3%
	Automobiles—0.6%
$31	Fiat Chrysler, 7.875%, 12/15/16	3,984,810

	Capital Markets—1.2%
2,900	Ares Capital Corp., 5.75%, 2/1/16	2,977,938
3,370	BGC Partners, Inc., 4.50%, 7/15/16	3,791,250
1,200	Walter Investment Management Corp., 4.50%, 11/1/19	948,000
		7,717,188

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Electrical Equipment—0.2%
$1,200	SolarCity Corp., 1.625%, 11/1/19 (e)(f)	$1,180,500

	Internet Software & Services—0.2%
1,400	Qihoo 360 Technology Co. Ltd., 2.50%, 9/15/18	1,366,750

	Machinery—1.3%
2,215	Greenbrier Cos, Inc., 3.50%, 4/1/18	3,357,109
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (h)	3,035,625
1,000	7.875%, 3/1/26	1,535,000
		7,927,734
	Oil, Gas & Consumable Fuels—0.8%
3,000	Cheniere Energy, Inc., 4.25%, 3/15/45	2,400,000
	Cobalt International Energy, Inc.,
1,750	2.625%, 12/1/19	1,345,312
1,550	3.125%, 5/15/24	1,217,719
		4,963,031
	Personal Products—0.2%
1,500	Herbalife Ltd., 2.00%, 8/15/19 (e)	1,220,633

	Software—0.5%
3,125	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,078,125

	Thrifts & Mortgage Finance—0.0%
200	MGIC Investment Corp., 5.00%, 5/1/17	225,875

	Tobacco—0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20	1,827,500

	Total Convertible Bonds & Notes (cost-$31,493,868)	33,492,146

Units
WARRANTS (b)—0.0%
11,116	General Motors Co., expires 7/10/16 (cost-$775,632)	238,827

Principal Amount (000s)
SHORT-TERM INVESTMENT—3.7%
	Time Deposit—3.7%
$23,268	Wells Fargo-Grand Cayman, 0.03%, 5/1/15 (cost-$23,267,962)	23,267,962

	Total Investments, before call options written
	(cost-$691,111,151)(i)—99.7%	626,375,483

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (b)—(0.0)%
	AbbVie, Inc., (ISX)
620	strike price $70, expires 6/19/15	$(35,650)
	Amazon.com, Inc., (ASE),
100	strike price $430, expires 5/15/15	(52,250)
	Apple, Inc., (ASE),
660	strike price $139, expires 5/15/15	(7,590)
	Biogen, Inc., (ASE),
45	strike price $465, expires 5/15/15	(563)
	Bristol-Myers Squibb Co., (ASE),
405	strike price $70, expires 6/19/15	(17,010)
	Comcast Corp., (ASE),
690	strike price $62.50, expires 6/19/15	(30,360)
	Facebook, Inc., (ASE),
340	strike price $90, expires 5/15/15	(510)
	General Electric Co., (ASE),
270	strike price $29, expires 5/15/15	(810)
	Gilead Sciences Inc., (ASE),
520	strike price $112, expires 5/15/15	(19,500)
	Google, Inc.,
55	strike price $605, expires 5/15/15, (NYSE)	(962)
65	strike price $605, expires 5/15/15, (CBOE)	(1,138)
	Prudential Financial, Inc., (ASE),
400	strike price $87.50, expires 5/15/15	(13,000)
	Starbucks Corp., (CBOE),
835	strike price $51, expires 5/15/15	(18,370)
	Texas Instruments, Inc., (ASE),
880	strike price $61.50, expires 5/15/15	(1,760)
	The Walt Disney Co., (ASE),
400	strike price $114, expires 5/15/15	(32,400)
	Valero Energy Corp., (ASE),
760	strike price $62.50, expires 5/15/15	(5,320)
	Visa, Inc., (ASE),
720	strike price $71, expires 5/15/15	(8,640)
	Walgreens Boots Alliance, Inc., (ASE),
515	strike price $90, expires 6/19/15	(25,235)
	Total Call Options Written (premiums received-$417,565)	(271,068)

	Total Investments, net of call options written
	(cost-$690,693,586)—99.7%	626,104,415
	Other assets less other liabilities—0.3%	2,094,994
	Net Assets—100.0%	$628,199,409

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Perpetual maturity. The date shown, if any, is the next call date.

(d)         Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(e)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $11,023,645, representing 1.8% of net assets.

(f)           144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)          In default.

(h)         Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(i)             At April 30, 2015, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $691,224,772. Gross unrealized appreciation was $16,588,843, gross unrealized depreciation was $81,438,132 and net unrealized depreciation was $64,849,289. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

(j)    Transactions in call options written for the three months ended April 30, 2015:

	Contracts	Premiums
Options outstanding, January 31, 2015	10,450	$671,136
Options written	22,385	1,124,329
Options terminated in closing transactions	(8,005)	(487,401)
Options expired	(16,550)	(890,499)
Options outstanding, April 30, 2015	8,280	$417,565

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets  or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

A summary of the inputs used at April 30, 2015 in valuing  the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/15
Investments in Securities - Assets
Common Stock	$423,168,702	$—	$—	$423,168,702
Convertible Preferred Stock:
Automobiles			5,597,111	5,597,111
Banks	6,093,750	4,148,762	5,072,625	15,315,137
Electronic Equipment, Instruments & Components	—	—	4,689,150	4,689,150
Food Products	9,517,527	1,873,750	5,172,018	16,563,295
Health Care Equipment & Supplies	—	—	3,454,105	3,454,105
Health Care Providers & Services	—	—	10,395,150	10,395,150
Internet Software & Services	—	—	4,337,030	4,337,030
Machinery	3,437,437	3,513,836	—	6,951,273
Metals & Mining	—	4,013,224	—	4,013,224
Multiline Retail	—	—	5,997,920	5,997,920
Oil, Gas & Consumable Fuels	—	3,038,975	—	3,038,975
Real Estate Investment Trust	4,231,668	14,208,600	—	18,440,268
Semiconductors & Semiconductor Equipment	—	—	9,362,730	9,362,730
Specialty Retail	—	6,748,750	—	6,748,750
Technology Hardware, Storage & Peripherals	—	—	6,917,471	6,917,471
All Other	24,386,257	—	—	24,386,257
Convertible Bonds & Notes	—	33,492,146	—	33,492,146
Warrants	238,827	—	—	238,827
Short-Term Investment	—	23,267,962	—	23,267,962
	471,074,168	94,306,005	60,995,310	626,375,483
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(271,068)	$—	$—	$(271,068)
Totals	$470,803,100	$94,306,005	$60,995,310	$626,104,415

At April 30, 2015, securities valued at $18,671,129 were transferred from Level 1 to Level 2. This transfer was the result of securities with exchange-traded closing prices at January 31, 2015, which were not available at April 30, 2015.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2015, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/15	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	4/30/15
Investments in Securities - Assets
Convertible Preferred Stock:
Automobiles	$5,464,615	$—	$—	$—	$—	$132,496	$—	$—	$5,597,111
Banks	5,092,875	—	—	—	—	(20,250)	—	—	5,072,625
Electronic Equipment, Instruments & Components	—	5,297,600	—	—	—	(608,450)	—	—	4,689,150
Energy Equipment & Services	5,918,770	—	(7,034,561)†	—	—	1,115,791	—	—	—
Food Products	5,164,185	—	—	—	—	7,833	—	—	5,172,018
Health Care Equipment & Supplies	3,406,725	—	—	—	—	47,380	—	—	3,454,105
Health Care Providers & Services	6,385,302	10,886,326	(6,647,446)	—	958,851	(1,187,883)	—	—	10,395,150
Internet Software & Services	4,518,041	—	—	—	—	(181,011)	—	—	4,337,030
Multiline Retail	6,190,580	—	—	—	—	(192,660)	—	—	5,997,920
Oil, Gas & Consumable Fuels	4,626,866	—	(4,572,956)	—	(1,156,122)	1,102,212	—	—	—
Pharmaceuticals	11,375,023	—	(12,908,265)	—	3,128,137	(1,594,895)	—	—	—
Semiconductors & Semiconductor Equipment	9,958,390	—		—	—	(595,660)	—	—	9,362,730
Technology, Hardware, Storage & Peripherals	6,704,115	—		—	—	213,356	—	—	6,917,471
Totals	$74,805,487	$16,183,926	$(31,163,228)	$—	$2,930,866	$(1,761,741)	$—	$—	$60,995,310

† Conversion

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2015:

	Ending Balance	Valuation	Unobservable
	at 4/30/15	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$60,995,310	Third-Party Pricing Vendor	Single Broker Quote	$15.03-$741.82

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2015 was $(1,688,142).

Glossary :

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

ISX —  International Securities Exchange

NYSE — New York Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: June 17, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: June 17, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 17, 2015